Financial instruments (Tables)	12 Months Ended
Dec. 31, 2023
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
Assets and liabilities measured at fair value on a recurring basis
end of 2023	Level 1	Level 2	Level 3	Netting impact	[1]	Assets measured at net asset value per share	[2]	Total
Assets (CHF million)
Cash and due from banks	0	128	0	–		–		128
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	26,237	0	–		–		26,237
Securities received as collateral	1,778	444	0	–		–		2,222
Trading assets	8,474	48,262	2,508	(37,692)		175		21,727
of which debt securities	2,520	7,253	718	–		34		10,525
of which foreign governments	2,496	5,349	38	–		–		7,883
of which corporates	10	620	515	–		–		1,145
of which RMBS	0	936	57	–		–		993
of which equity securities	3,390	677	100	–		141		4,308
of which derivatives	1,298	40,305	1,179	(37,692)		–		5,090
of which interest rate products	7	18,143	47	–		–		–
of which foreign exchange products	7	13,868	33	–		–		–
of which equity/index-related products	1,281	7,144	484	–		–		–
of which other derivatives	3	75	499	–		–		–
of which other trading assets	1,266	27	511	–		–		1,804
Investment securities	0	4	0	–		–		4
Other investments	0	14	1,943	–		411		2,368
of which other equity investments	0	14	1,493	–		310		1,817
of which life finance instruments	0	0	439	–		–		439
Loans	0	1,578	880	–		–		2,458
of which commercial and industrial loans	0	658	535	–		–		1,193
of which financial institutions	0	466	97	–		–		563
of which government and public institutions	0	453	133	–		–		586
Other intangible assets (mortgage servicing rights)	0	0	305	–		–		305
Other assets	50	2,073	1,845	(210)		–		3,758
of which failed purchases	40	239	49	–		–		328
of which loans held-for-sale	0	1,450	1,712	–		–		3,162
Total assets at fair value	10,302	78,740	7,481	(37,902)		586		59,207
1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable master netting agreements.
2
In accordance with US GAAP, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit a reconciliation of the fair value hierarchy to the amounts presented in the consolidated balance sheet.

Assets and liabilities measured at fair value on a recurring basis (continued)
end of 2023	Level 1	Level 2	Level 3	Netting impact	[1]	Liabilities measured at net asset value per share	[2]	Total
Liabilities (CHF million)
Due to banks	0	100	0	–		–		100
Customer deposits	0	1,366	289	–		–		1,655
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	356	0	–		–		356
Obligation to return securities received as collateral	1,778	444	0	–		–		2,222
Trading liabilities	3,734	43,710	1,202	(39,814)		–		8,832
of which short positions	2,606	102	5	–		–		2,713
of which debt securities	256	99	0	–		–		355
of which foreign governments	256	34	0	–		–		290
of which corporates	0	65	0	–		–		65
of which equity securities	2,350	3	5	–		–		2,358
of which derivatives	1,128	43,607	856	(39,814)		–		5,777
of which interest rate products	1	17,393	94	–		–		–
of which foreign exchange products	13	17,276	2	–		–		–
of which equity/index-related products	1,110	7,450	362	–		–		–
of which credit derivatives	0	1,327	196	–		–		–
of which other derivatives	4	20	202	–		–		–
of which other trading liabilities	0	1	341	–		–		342
Short-term borrowings	0	3,941	71	–		–		4,012
Long-term debt	0	27,903	4,971	–		–		32,874
of which structured notes over one year and up to two years	0	4,027	147	–		–		4,174
of which structured notes over two years	0	18,603	3,489	–		–		22,092
of which other debt instruments over two years	0	2,127	1,288	–		–		3,415
Other liabilities	37	1,405	299	(241)		–		1,500
Total liabilities at fair value	5,549	79,225	6,832	(40,055)		–		51,551
1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable master netting agreements.
2
In accordance with US GAAP, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit a reconciliation of the fair value hierarchy to the amounts presented in the consolidated balance sheet.

Assets and liabilities measured at fair value on a recurring basis (continued)
end of 2022	Level 1	Level 2	Level 3	Netting impact	[1]	Assets measured at net asset value per share	[2]	Total
Assets (CHF million)
Cash and due from banks	0	198	0	–		–		198
Interest-bearing deposits with banks	0	14	0	–		–		14
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	100	40,693	0	–		–		40,793
Securities received as collateral	2,318	660	0	–		–		2,978
Trading assets	33,724	105,555	3,828	(77,695)		543		65,955
of which debt securities	13,084	23,288	1,211	–		31		37,614
of which foreign governments	10,117	5,597	86	–		–		15,800
of which corporates	2,718	4,998	413	–		31		8,160
of which RMBS	5	10,417	444	–		–		10,866
of which CDO	197	941	216	–		–		1,354
of which equity securities	11,772	676	222	–		512		13,182
of which derivatives	7,571	79,606	1,661	(77,695)		–		11,143
of which interest rate products	1,617	31,900	671	–		–		–
of which foreign exchange products	24	25,512	17	–		–		–
of which equity/index-related products	5,927	18,669	295	–		–		–
of which credit derivatives	0	3,059	130	–		–		–
of which other derivatives	0	197	548	–		–		–
of which other trading assets	1,297	1,985	734	–		–		4,016
Investment securities	0	796	0	–		–		796
Other investments	0	17	3,313	–		400		3,730
of which other equity investments	0	17	2,725	–		328		3,070
of which life finance instruments	0	0	587	–		–		587
Loans	0	6,318	1,040	–		–		7,358
of which commercial and industrial loans	0	2,381	300	–		–		2,681
of which financial institutions	0	2,591	398	–		–		2,989
of which government and public institutions	0	1,112	254	–		–		1,366
Other intangible assets (mortgage servicing rights)	0	44	359	–		–		403
Other assets	78	8,316	773	(220)		–		8,947
of which failed purchases	54	664	12	–		–		730
of which loans held-for-sale	0	7,165	648	–		–		7,813
Total assets at fair value	36,220	162,611	9,313	(77,915)		943		131,172
1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable master netting agreements.
2
In accordance with US GAAP, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit a reconciliation of the fair value hierarchy to the amounts presented in the consolidated balance sheet.

Assets and liabilities measured at fair value on a recurring basis (continued)
end of 2022	Level 1	Level 2	Level 3	Netting impact	[1]	Liabilities measured at net asset value per share	[2]	Total
Liabilities (CHF million)
Due to banks	0	490	0	–		–		490
Customer deposits	0	2,212	252	–		–		2,464
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	14,133	0	–		–		14,133
Obligation to return securities received as collateral	2,318	660	0	–		–		2,978
Trading liabilities	13,131	83,351	1,881	(80,026)		–		18,337
of which short positions	6,556	2,595	16	–		–		9,167
of which debt securities	3,228	2,232	1	–		–		5,461
of which foreign governments	3,150	272	0	–		–		3,422
of which corporates	53	1,957	1	–		–		2,011
of which equity securities	3,328	363	15	–		–		3,706
of which derivatives	6,575	80,756	1,640	(80,026)		–		8,945
of which interest rate products	1,566	30,288	118	–		–		–
of which foreign exchange products	20	26,180	1	–		–		–
of which equity/index-related products	4,981	20,731	1,083	–		–		–
of which credit derivatives	0	3,157	242	–		–		–
of which other derivatives	5	210	196	–		–		–
of which other trading liabilities	0	0	225	–		–		225
Short-term borrowings	0	6,330	453	–		–		6,783
Long-term debt	0	51,185	6,734	–		–		57,919
of which structured notes over one year and up to two years	0	10,697	439	–		–		11,136
of which structured notes over two years	0	23,409	4,307	–		–		27,716
of which other debt instruments over two years	0	2,961	1,728	–		–		4,689
of which high-trigger instruments	0	7,484	28	–		–		7,512
Other liabilities	133	3,794	203	(1,844)		–		2,286
Total liabilities at fair value	15,582	162,155	9,523	(81,870)		–		105,390
1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable master netting agreements.
2
In accordance with US GAAP, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit a reconciliation of the fair value hierarchy to the amounts presented in the consolidated balance sheet.

Assets and liabilities measured at fair value on a recurring basis for level 3
Assets and liabilities measured at fair value on a recurring basis for level 3
								Trading revenues		Other revenues		Accumulated other comprehensive income
2023	Balance at beginning of period	Transfers in	Transfers out	Purchases	Sales	Issuances	Settlements	On transfers out	On all other	On transfers out	On all other	On transfers out	On all other	Foreign currency translation impact	Balance at end of period	Changes in unrealized gains/losses	[1]
Assets (CHF million)
Interest-bearing deposits with banks	0	13	0	0	(13)	0	0	0	0	0	0	0	0	0	0	0
Trading assets	3,828	997	(765)	1,021	(1,660)	575	(658)	18	(570)	0	8	0	0	(286)	2,508	(583)
of which debt securities	1,211	647	(367)	829	(1,247)	0	(28)	(21)	(229)	0	8	0	0	(85)	718	(60)
of which corporates	413	334	(104)	783	(724)	0	0	(15)	(124)	0	0	0	0	(48)	515	21
of which RMBS	444	138	(204)	18	(309)	0	(7)	(5)	4	0	0	0	0	(22)	57	6
of which derivatives	1,661	258	(297)	0	0	575	(558)	40	(366)	0	0	0	0	(134)	1,179	(344)
of which equity/index-related products	295	70	(171)	0	0	254	(111)	32	146	0	0	0	0	(31)	484	212
of which other derivatives	548	1	0	0	0	206	(217)	0	13	0	0	0	0	(52)	499	15
of which other trading assets	734	70	(87)	182	(312)	0	(72)	1	51	0	0	0	0	(56)	511	(78)
Other investments	3,313	321	(920)	27	(281)	0	0	0	(267)	1	(75)	0	0	(176)	1,943	(276)
of which other equity investments	2,725	312	(920)	5	(148)	0	0	0	(277)	1	(75)	0	0	(130)	1,493	(306)
of which life finance instruments	587	0	0	21	(133)	0	0	0	10	0	0	0	0	(46)	439	42
Loans	1,040	694	(86)	1	(33)	91	(714)	0	(73)	0	0	0	0	(40)	880	(125)
of which commercial and industrial loans	300	503	(75)	0	(33)	80	(267)	0	37	0	0	0	0	(10)	535	(94)
of which financial institutions	398	3	0	0	0	11	(288)	1	(10)	0	0	0	0	(18)	97	(6)
of which government and public institutions	254	124	(11)	0	0	0	(144)	(1)	(84)	0	0	0	0	(5)	133	2
Other intangible assets (mortgage servicing rights)	359	40	0	0	0	0	0	0	(66)	0	0	0	0	(28)	305	(66)
Other assets	773	1,752	(256)	229	(332)	79	(224)	41	(193)	0	0	0	0	(24)	1,845	(107)
of which loans held-for-sale	648	1,715	(250)	193	(306)	78	(223)	41	(171)	0	0	0	0	(13)	1,712	(109)
Total assets at fair value	9,313	3,817	(2,027)	1,278	(2,319)	745	(1,596)	59	(1,169)	1	(67)	0	0	(554)	7,481	(1,157)
Liabilities (CHF million)
Customer deposits	252	0	0	0	0	302	(57)	0	(144)	0	0	0	(32)	(32)	289	3
Trading liabilities	1,881	451	(637)	81	(112)	567	(1,407)	125	391	0	0	0	0	(138)	1,202	316
of which derivatives	1,640	451	(637)	0	0	567	(1,408)	125	223	0	0	0	0	(105)	856	244
of which equity/index-related products	1,083	225	(555)	0	0	414	(862)	108	17	0	0	0	0	(68)	362	57
of which credit derivatives	242	194	(56)	0	0	28	(261)	6	54	0	0	0	0	(11)	196	(3)
of which other derivatives	196	1	0	0	0	92	(176)	1	105	0	0	0	0	(17)	202	147
of which other trading liabilities	225	(1)	0	80	(59)	0	1	0	128	0	0	0	0	(33)	341	89
Short-term borrowings	453	163	(205)	0	0	173	(450)	(79)	34	0	0	0	0	(18)	71	(47)
Long-term debt	6,734	2,938	(3,222)	0	0	1,662	(2,958)	200	(116)	0	(28)	35	289	(563)	4,971	135
of which structured notes over two years	4,307	2,202	(2,423)	0	0	1,491	(2,173)	151	7	0	0	33	284	(390)	3,489	308
of which other debt instruments over two years	1,728	92	(138)	0	0	0	(184)	46	(116)	0	0	0	0	(140)	1,288	(184)
Other liabilities	203	327	(2)	9	(53)	103	(113)	1	26	0	(197)	0	0	(5)	299	64
Total liabilities at fair value	9,523	3,879	(4,066)	90	(165)	2,807	(4,985)	247	191	0	(225)	35	257	(756)	6,832	471
Net assets/(liabilities) at fair value	(210)	(62)	2,039	1,188	(2,154)	(2,062)	3,389	(188)	(1,360)	1	158	(35)	(257)	202	649	(1,628)
1
Changes in unrealized gains/(losses) on total assets at fair value and changes in unrealized (gains)/losses on total liabilities at fair value relating to assets and liabilities held at period end are included in net revenues or accumulated other comprehensive income. As of 2023, changes in net unrealized gains/(losses) of CHF (1,047) million and CHF (318) million were recorded in trading revenues and other revenues, respectively, and changes in unrealized (gains)/losses of CHF (263) million were recorded in gains/(losses) on liabilities relating to credit risk in accumulated other comprehensive income/(loss).

Assets and liabilities measured at fair value on a recurring basis for level 3 (continued)
								Trading revenues		Other revenues		Accumulated other comprehensive income
2022	Balance at beginning of period	Transfers in	Transfers out	Purchases	Sales	Issuances	Settlements	On transfers out	On all other	On transfers out	On all other	On transfers out	On all other	Foreign currency translation impact	Balance at end of period	Changes in unrealized gains/losses	[1]
Assets (CHF million)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	0	0	0	0	3	(3)	0	0	0	0	0	0	0	0	0
Securities received as collateral	14	0	0	0	(14)	0	0	0	0	0	0	0	0	0	0	0
Trading assets	4,503	1,818	(2,057)	5,563	(5,184)	967	(1,076)	83	(847)	0	(9)	0	0	67	3,828	(193)
of which debt securities	1,225	1,206	(1,090)	4,622	(4,185)	0	0	(106)	(499)	0	(9)	0	0	47	1,211	215
of which corporates	478	452	(582)	3,933	(3,342)	0	0	(97)	(464)	0	0	0	0	35	413	226
of which RMBS	424	312	(179)	306	(564)	0	0	3	133	0	0	0	0	9	444	4
of which CDO	245	201	(138)	103	(148)	0	0	(5)	(39)	0	(9)	0	0	6	216	(6)
of which derivatives	2,187	406	(824)	0	0	967	(918)	144	(301)	0	0	0	0	0	1,661	(328)
of which interest rate products	624	11	(182)	0	0	89	(66)	(5)	229	0	0	0	0	(29)	671	166
of which equity/index-related products	212	262	(416)	0	0	473	(284)	106	(55)	0	0	0	0	(3)	295	2
of which credit derivatives	264	115	(189)	0	0	65	(142)	31	(19)	0	0	0	0	5	130	1
of which other derivatives	1,034	9	(4)	0	0	330	(317)	4	(537)	0	0	0	0	29	548	(489)
of which other trading assets	896	27	(51)	827	(923)	0	(158)	6	94	0	0	0	0	16	734	(123)
Other investments	3,666	69	(13)	65	(206)	0	0	0	(253)	0	(57)	0	0	42	3,313	(95)
of which other equity investments	2,863	69	0	37	(16)	0	0	0	(190)	0	(65)	0	0	27	2,725	(50)
of which life finance instruments	789	0	0	28	(182)	0	0	0	(63)	0	0	0	0	15	587	(45)
Loans	1,534	566	(470)	16	(45)	63	(667)	39	(46)	0	(6)	0	0	56	1,040	(92)
of which commercial and industrial loans	717	163	(327)	0	(18)	4	(218)	12	(50)	0	(6)	0	0	23	300	(74)
of which financial institutions	465	141	(41)	15	(15)	58	(293)	16	29	0	0	0	0	23	398	9
of which government and public institutions	289	91	(39)	1	0	1	(72)	1	(24)	0	0	0	0	6	254	(25)
Other intangible assets (mortgage servicing rights)	167	187	0	0	0	0	0	0	4	0	0	0	0	1	359	4
Other assets	694	452	(289)	743	(593)	157	(417)	46	(49)	0	3	0	0	26	773	(31)
of which loans held-for-sale	562	379	(232)	724	(591)	157	(415)	15	26	0	0	0	0	23	648	(15)
Total assets at fair value	10,578	3,092	(2,829)	6,387	(6,042)	1,190	(2,163)	168	(1,191)	0	(69)	0	0	192	9,313	(407)
Liabilities (CHF million)
Customer deposits	394	0	0	0	0	0	(18)	0	(49)	0	0	0	(57)	(18)	252	(120)
Obligation to return securities received as collateral	14	0	0	0	(14)	0	0	0	0	0	0	0	0	0	0	0
Trading liabilities	2,809	1,784	(1,381)	33	(106)	844	(2,066)	52	(165)	0	0	0	0	77	1,881	224
of which derivatives	2,542	1,651	(1,353)	0	0	844	(2,066)	51	(98)	0	0	0	0	69	1,640	216
of which equity/index-related products	1,787	615	(1,027)	0	0	476	(520)	(5)	(273)	0	0	0	0	30	1,083	(38)
of which credit derivatives	374	991	(201)	0	0	176	(1,329)	26	172	0	0	0	0	33	242	152
of which other derivatives	298	0	(5)	0	0	143	(174)	3	(79)	0	0	0	0	10	196	(5)
Short-term borrowings	1,032	204	(684)	0	0	785	(815)	(75)	(8)	0	0	0	0	14	453	9
Long-term debt	9,676	3,116	(6,609)	0	0	7,730	(5,575)	(557)	(785)	0	0	(51)	(350)	139	6,734	(422)
of which structured notes over two years	6,318	2,502	(4,930)	0	0	6,589	(4,729)	(418)	(737)	0	0	(49)	(344)	105	4,307	(487)
of which other debt instruments over two years	1,854	0	0	0	0	166	(279)	0	(38)	0	0	0	0	25	1,728	83
Other liabilities	517	126	(305)	22	(89)	110	(136)	82	(90)	(46)	1	0	0	11	203	11
Total liabilities at fair value	14,442	5,230	(8,979)	55	(209)	9,469	(8,610)	(498)	(1,097)	(46)	1	(51)	(407)	223	9,523	(298)
Net assets/(liabilities) at fair value	(3,864)	(2,138)	6,150	6,332	(5,833)	(8,279)	6,447	666	(94)	46	(70)	51	407	(31)	(210)	(109)
1
Changes in unrealized gains/(losses) on total assets at fair value and changes in unrealized (gains)/losses on total liabilities at fair value relating to assets and liabilities held at period end are included in net revenues or accumulated other comprehensive income. As of 2022, changes in net unrealized gains/(losses) of CHF (472) million and CHF (50) million were recorded in trading revenues and other revenues, respectively, and changes in unrealized (gains)/losses of CHF 413 million were recorded in gains/(losses) on liabilities relating to credit risk in accumulated other comprehensive income/(loss).

Quantitative information about level 3 assets and liabilities at fair value
Quantitative information about level 3 assets measured at fair value on a recurring basis
end of 2023	Fair value	Valuation technique	Unobservable input		Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Trading assets	2,508
of which debt securities	718
of which corporates	515
of which	82	Discounted cash flow	Credit spread, in bp		35	668	585
of which	5	Market comparable	Price, in %		0	101	13
of which	1	Option model	Correlation, in %		(50)	100	69
			Credit spread, in bp		30	148	0
			Mean reversion, in %		7	25	0
			Price, in %		30	100	38
			Volatility, in %		5	142	40
of which	411	Price	Price, in %		76	126	102
of which RMBS	57	Discounted cash flow	Discount rate, in %		8	19	16
of which derivatives	1,179
of which equity/index-related products	484
of which	356	Option model	Correlation, in %		(50)	100	69
			Mean reversion, in %	[3]	7	25	16
			Volatility, in %		5	142	37
of which	90	Price	Price, in %		95	95	95
of which other derivatives	499	Discounted cash flow	Market implied life expectancy, in years		2	12	6
			UK mortality, in %		75	141	100
of which other trading assets	511
of which	372	Discounted cash flow	Market implied life expectancy, in years		3	12	6
of which	127	Market comparable	Price, in %		0	105	8
of which	11	Option model	Mortality rate, in %		0	70	6
Other investments	1,943
of which other equity investments	1,493
of which	1,065	Market comparable	Price, in actuals		0	100	7
of which	1	Option model	Price, in actuals		98	693	396
of which	417	Price	Price, in actuals		0	9,271	1,050
of which life finance instruments	439	Discounted cash flow	Market implied life expectancy, in years		2	14	6
Loans	880
of which commercial and industrial loans	535
of which	435	Discounted cash flow	Credit spread, in bp		19	444	41
of which	11	Market comparable	Price, in %		76	76	76
of which	90	Price	Price, in %		11	97	58
of which financial institutions	97
of which	33	Discounted cash flow	Credit spread, in bp		159	506	217
of which	62	Price	Price, in %		23	75	43
of which government and public institutions	133
of which	126	Discounted cash flow	Credit spread, in bp		154	1,217	864
of which	6	Price	Price, in %		56	56	56
Other assets	1,845
of which loans held-for-sale	1,712
of which	229	Discounted cash flow	Credit spread, in bp		315	380	316
			Recovery rate, in %		65	65	65
of which	1,314	Market comparable	Price, in %		0	120	70
of which	144	Price	Price, in %		0	91	85
1 Weighted average is calculated based on the fair value of the instruments.
2 Estimate of probability of structured notes being put back to the Bank at the option of the investor over the remaining life of the financial instruments.
3 Risk of unexpected large declines in the underlying values occurring between collateral settlement dates.
Quantitative information about level 3 assets measured at fair value on a recurring basis (continued)
end of 2022	Fair value	Valuation technique	Unobservable input		Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Trading assets	3,828
of which debt securities	1,211
of which corporates	413
of which	118	Discounted cash flow	Credit spread, in bp		10	7,589	620
			Price, in %		0	101	53
of which	75	Market comparable	Price, in %		0	101	51
			Price, in actuals		1	218	29
of which	216	Price	Price, in %		30	126	87
			Price, in actuals		0	11,640	2,203
of which RMBS	444	Discounted cash flow	Discount rate, in %		3	33	12
of which derivatives	1,661
of which interest rate products	671
of which	1	Discounted cash flow	Volatility, in %		95	110	103
of which	662	Option model	Contingent probability, in %		95	95	95
			Mean reversion, in %	[2]	25	25	25
			Prepayment rate, in %		14	19	17
			Volatility, in %		(3)	1	(1)
of which other derivatives	548	Discounted cash flow	Market implied life expectancy, in years		2	13	6
			UK mortality, in %		74	139	99
of which other trading assets	734
of which	458	Discounted cash flow	Market implied life expectancy, in years		3	13	6
			Tax swap rate, in %		30	30	30
of which	251	Market comparable	Price, in %		0	109	27
of which	25	Option model	Mortality rate, in %		0	70	6
Other investments	3,313
of which other equity investments	2,725
of which	2,443	Market comparable	Price, in actuals		0	275	109
of which	174	Price	Price, in actuals		1	15	13
of which	46	Discounted cash flow	Discount rate, in %		8	8	8
of which life finance instruments	587	Discounted cash flow	Market implied life expectancy, in years		2	15	6
Loans	1,040
of which commercial and industrial loans	300
of which	124	Discounted cash flow	Credit spread, in bp		280	2,596	756
of which	22	Market comparable	Price, in %		74	74	74
of which	153	Price	Price, in %		6	100	53
of which financial institutions	398
of which	282	Discounted cash flow	Credit spread, in bp		242	1,278	497
of which	115	Price	Price, in %		22	72	66
of which government and public institutions	254
of which	158	Discounted cash flow	Credit spread, in bp		534	1,339	680
of which	96	Price	Price, in %		35	42	36
Other assets	773
of which loans held-for-sale	648
of which	258	Discounted cash flow	Credit spread, in bp		299	594	368
			Recovery rate, in %		55	55	55
of which	363	Market comparable	Price, in %		0	145	78
of which	14	Price	Price, in %		0	79	59
1 Weighted average is calculated based on the fair value of the instruments.
2 Management's best estimate of the speed at which interest rates will revert to the long-term average.
Quantitative information about level 3 liabilities measured at fair value on a recurring basis
end of 2023	Fair value	Valuation technique	Unobservable input		Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Trading liabilities	1,202
of which derivatives	856
of which equity/index-related products	362
of which	338	Option model	Correlation, in %		(50)	100	69
			Volatility, in %		5	142	37
of which	22	Price	Price, in actuals		0	119	17
of which credit derivatives	196
of which	87	Discounted cash flow	Credit spread, in bp		3	2,002	309
			Discount rate, in %		10	10	10
			Recovery rate, in %		14	100	77
of which	106	Price	Price, in %		100	403	106
of which other derivatives	202	Discounted cash flow	Market implied life expectancy, in years		2	12	5
			UK mortality, in %		75	102	97
of which other trading liabilities	341	Option model	Mortality rate, in %		0	70	6
Short-term borrowings	71
of which	48	Option model	Correlation, in %		(50)	100	69
			Volatility, in %		5	142	40
of which	2	Price	Price, in %		11	11	11
Long-term debt	4,971
of which structured notes over two years	3,489
of which	425	Discounted cash flow	Credit spread, in bp		3	255	79
of which	3,062	Option model	Correlation, in %		(50)	100	69
			Credit spread, in bp		30	148	132
			Mean reversion, in %	[4]	7	25	16
			Unadjusted NAV, in actuals		16	12,069	218
			Volatility, in %		0	142	37
of which other debt instruments over two years	1,288
of which	281	Option model	Credit spread, in bp		34	2,159	313
of which	1,007	Price	Price, in actuals		7	7	7
1 Weighted average is calculated based on the fair value of the instruments.
2 Estimate of probability of structured notes being put back to the Bank at the option of the investor over the remaining life of the financial instruments.
3 Risk of unexpected large declines in the underlying values occurring between collateral settlement dates.
4 Management's best estimate of the speed at which interest rates will revert to the long-term average.
Quantitative information about level 3 liabilities measured at fair value on a recurring basis (continued)
end of 2022	Fair value	Valuation technique	Unobservable input		Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Trading liabilities	1,881
of which derivatives	1,640
of which equity/index-related products	1,083
of which	1,040	Option model	Correlation, in %		(50)	100	71
			Dividend yield, in %		0	13	5
			Fund gap risk, in %	[2]	0	2	0
			Volatility, in %		5	148	29
of which	31	Price	Price, in actuals		0	1,197	34
of which credit derivatives	242
of which	162	Discounted cash flow	Credit spread, in bp		3	2,149	341
			Discount rate, in %		6	17	11
			Recovery rate, in %		10	100	69
of which	9	Market comparable	Price, in %		71	101	86
of which	10	Option model	Credit spread, in bp		47	1,528	194
of which	3	Price	Price, in %		74	102	101
of which other derivatives	196	Discounted cash flow	Market implied life expectancy, in years		2	18	6
			UK mortality, in %		74	103	97
Short-term borrowings	453
of which	8	Discounted cash flow	Credit spread, in bp		142	276	267
of which	338	Option model	Correlation, in %		(50)	100	75
			Buyback probability, in %	[3]	50	100	76
			Volatility, in %		5	148	27
of which	94	Price	Price, in %		20	20	20
			Price, in actuals		1,296	1,296	1,296
Long-term debt	6,734
of which structured notes over two years	4,307
of which	508	Discounted cash flow	Credit spread, in bp		10	430	142
of which	3,793	Option model	Buyback probability, in %	[3]	50	100	76
			Correlation, in %		(50)	100	75
			Credit spread, in bp		27	358	326
			Fund gap risk, in %	[2]	0	2	0
			Mean reversion, in %	[4]	25	25	25
			Unadjusted NAV, in actuals		389	416	412
			Volatility, in %		0	148	27
of which	6	Price	Price, in %		17	17	17
of which other debt instruments over two years	1,728
of which	358	Option model	Buyback probability, in %	[3]	50	100	76
			Credit spread, in bp		50	770	317
			Price, in actuals		8	8	8
of which	1,370	Price	Price, in actuals		8	8	8
1 Weighted average is calculated based on the fair value of the instruments.
2 Risk of unexpected large declines in the underlying values occurring between collateral settlement dates.
3 Estimate of probability of structured notes being put back to the Bank at the option of the investor over the remaining life of the financial instruments.
4 Management's best estimate of the speed at which interest rates will revert to the long-term average.

Own credit gains/(losses) on fair value option elected instruments recorded in AOCI
Gains/(losses) attributable to changes in instrument-specific credit risk
	Gains/(losses) recorded into AOCI			[1]	Gains/(losses) recorded in AOCI transferred to net income		[1]
in	2023	Cumulative	2022		2023	2022
Financial instruments (CHF million)
Customer deposits	(32)	(31)	57		0	0
Short-term borrowings	(21)	(47)	19		1	0
Long-term debt	3,753	(750)	6,787		(9,162)	(31)
of which treasury debt over two years	6,406	3	3,522		(9,025)	0
of which structured notes over two years	(2,094)	(672)	2,667		(137)	(31)
Total	3,700	(828)	6,863		(9,161)	(31)
1 Amounts are reflected gross of tax.

Fair value, unfunded commitments and term of redemption conditions
Fair value, unfunded commitments and term of redemption conditions of investment funds measured at NAV per share
	2023						2022
end of	Non- redeemable		Redeemable		Total fair value	Unfunded commit- ments	Non- redeemable		Redeemable		Total fair value	Unfunded commit- ments
Fair value of investment funds and unfunded commitments (CHF million)
Funds held in trading assets and trading liabilities	80		95		175	0	128		415		543	14
Private equity funds	88		0		88	52	58		0		58	48
Hedge funds	13		0		13	1	13		1		14	1
Equity method investment funds	299		11		310	82	315		13		328	114
Funds held in other investments	400		11		411	135	386		14		400	163
Total fair value of investment funds and unfunded commitments	480	[1]	106	[2]	586	135	514	[3]	429	[4]	943	177
1 CHF 290 million of the underlying assets had known liquidation periods and for CHF 190 million, the timing of liquidation was unknown.
2 CHF 63 million was redeemable on demand with a notice period of primarily less than 30 days.
3 CHF 276 million of the underlying assets had known liquidation periods and for CHF 238 million, the timing of liquidation was unknown.
4 CHF 234 million was redeemable on demand with a notice period of primarily less than 30 days.

Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Text Block]
Assets and liabilities measured at fair value on a nonrecurring basis
end of 2023	Level 1	Level 2	Level 3	Total
Assets (CHF million)
Other investments	0	0	1,206	1,206
of which equity method investments	0	0	1,200	1,200
Net loans	0	0	13	13
Other assets	0	728	8,903	9,631
of which loans held-for-sale	0	728	8,189	8,917
Total assets recorded at fair value on a nonrecurring basis	0	728	10,122	10,850
Liabilities (CHF million)
Other liabilities	0	203	529	732
of which commitments held-for-sale	0	203	529	732
Total liabilities recorded at fair value on a nonrecurring basis	0	203	529	732

end of 2022
Assets (CHF million)
Other investments	0	259	106	365
of which equity method investments	0	0	78	78
of which equity securities (without a readily determinable fair value)	0	259	28	287
Net loans	0	14	1	15
Other assets	0	39	44	83
of which loans held-for-sale	0	39	32	71
of which real estate held-for-sale	0	0	12	12
Total assets recorded at fair value on a nonrecurring basis	0	312	151	463
Liabilities (CHF million)
Other liabilities	0	2	21	23
of which commitments held-for-sale	0	2	21	23
Total liabilities recorded at fair value on a nonrecurring basis	0	2	21	23

Fair Value, Assets and Liabilities Measured on Nonrecurring Basis, Valuation Techniques [Table Text Block]
Quantitative information about level 3 assets and liabilities measured at fair value on a nonrecurring basis
end of 2023	Fair value	Valuation technique	Unobservable input	Minimum value	Maximum value	Weighted average	[1]
Assets (CHF million, except where indicated)
Other investments	1,206
of which equity method investments	1,200
of which	1,062	Market comparable	Price, in actuals	1	2,095	138
of which	138	Discounted cash flow	Discount rate, in %	8	10	8
Other assets	8,903
of which loans held-for-sale	8,189
of which	6,966	Market comparable	Price, in actuals	82	8,988	84
of which	673	Discounted cash flow	Credit spread, in bp	6	2,471	614
of which	480	Market comparable	Price, in %	0	98	93
of which	71	Discounted cash flow	Discount rate, in %	9	10	9
Liabilities (CHF million, except where indicated)
Other liabilities	529
of which commitments held-for-sale	529
of which	527	Market comparable	Price, in %	0	100	83
of which	2	Discounted cash flow	Credit spread, in bp	226	549	236

end of 2022
Assets (CHF million, except where indicated)
Other investments	106
of which equity method investments	78	Discounted cash flow	Discount rate, in %	8	18	15
of which equity securities (without a readily determinable fair value)	28
of which	13	Discounted cash flow	Discount rate, in %	12	16	14
of which	13	Market comparable	Price, in actuals	3	6,181	1,310
Other assets	44
of which loans held-for-sale	32	Market comparable	Price, in %	90	90	90
of which real estate held-for-sale	12	Market comparable	Price, in actuals	0	144	55
Liabilities (CHF million, except where indicated)
Other liabilities	21
of which commitments held-for-sale	21	Market comparable	Price, in %	87	96	90
1 Weighted average is calculated based on the fair value of the instruments.

Fair Value, Option, Quantitative Disclosures [Table Text Block]
Difference between the aggregate fair value and unpaid principal balances of fair value option-elected financial instruments
	2023			2022
end of	Aggregate fair value	Aggregate unpaid principal	Difference	Aggregate fair value	Aggregate unpaid principal	Difference
Financial instruments (CHF million)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	26,237	26,045	192	40,793	40,665	128
Loans	2,458	3,097	(639)	7,358	8,241	(883)
Other assets [1]	3,490	5,132	(1,642)	8,544	10,937	(2,393)
Due to banks and customer deposits	(331)	(371)	40	(458)	(562)	104
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(356)	(357)	1	(14,133)	(14,024)	(109)
Short-term borrowings	(4,012)	(3,988)	(24)	(6,783)	(6,892)	109
Long-term debt [2]	(32,874)	(36,723)	3,849	(57,919)	(71,891)	13,972
Other liabilities	(218)	(334)	116	(888)	(1,043)	155

Non-accrual loans [3,4]	511	1,352	(841)	733	2,213	(1,480)
1 Primarily loans held-for-sale.
2
Long-term debt includes both principal-protected and non-principal protected instruments. For non-principal-protected instruments, the original notional amount has been reported in the aggregate unpaid principal.

3 Generally, a loan is deemed non-accrual when the contractual payments of principal and/or interest are more than 90 days past due.
4 Included in loans or other assets.
Gains and losses on financial instruments
	2023		2022		2021
in	Net gains/ (losses)		Net gains/ (losses)		Net gains/ (losses)
Financial instruments (CHF million)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	1,718	[1]	1,450	[1]	638	[1]
Other investments	(199)	[2]	(51)	[3]	304	[3]
of which related to credit risk	0		(3)		2
Loans	308	[1]	163	[1]	443	[1]
of which related to credit risk	89		(239)		(13)
Other assets	37	[1]	246	[1]	519	[1]
of which related to credit risk	(312)		(202)		133
Due to banks and customer deposits	(71)	[2]	(44)	[2]	(22)	[3]
of which related to credit risk	(3)		(1)		0
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(151)	[1]	(156)	[1]	(43)	[1]
Short-term borrowings	(495)	[2]	1,916	[2]	98	[2]
of which related to credit risk	2		1		2
Long-term debt	9,414	[3]	6,767	[2]	(2,644)	[2]
of which related to credit risk	4		3		0
Other liabilities	(88)	[2]	54	[2]	171	[2]
of which related to credit risk	(207)		(164)		71
1 Primarily recognized in net interest income.
2 Primarily recognized in trading revenues.
3 Primarily recognized in other revenues.

Fair Value, by Balance Sheet Grouping [Table Text Block]
Carrying value and fair value of financial instruments not carried at fair value
	Carrying value	Fair value
end of		Level 1	Level 2		Level 3		Total
2023 (CHF million)
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	20,977	0	20,977		0		20,977
Investment securities	1,416	1,246	161		0		1,407
Loans [1]	210,132	0	66,697		140,132		206,829
Other financial assets [2]	148,197	125,252	12,571		10,433		148,256
Financial liabilities
Due to banks and customer deposits	208,624	108,417	100,146		0		208,563
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	598	0	598		0		598
Short-term borrowings	43,625	0	43,625		0		43,625
Long-term debt	95,610	0	94,343		3,092		97,435
Other financial liabilities [3]	7,470	0	7,269		206		7,475
2022 (CHF million)
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	18,005	0	18,005		0		18,005
Investment securities	921	911	0		0		911
Loans	256,825	0	107,101	[4]	146,677	[4]	253,778
Other financial assets [2]	91,451	68,104	20,246		2,922		91,272
Financial liabilities
Due to banks and customer deposits	243,506	149,696	93,714		0		243,410
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	6,238	0	6,238		0		6,238
Short-term borrowings	7,705	0	7,703		0		7,703
Long-term debt	92,742	0	73,596		13,366		86,962
Other financial liabilities [3]	8,551	0	7,984		523		8,507
1 As a result of the acquisition, Credit Suisse has applied a change in estimate to align the discount rate for the fair value determination of the Swiss accrual loan book to that of UBS.
2
Primarily includes cash and due from banks, interest-bearing deposits with banks, loans held-for-sale, cash collateral on derivative instruments, interest and fee receivables and non-marketable equity securities.

3 Primarily includes cash collateral on derivative instruments and interest and fees payable.
4 Credit Suisse has aligned the fair value levelling of the Swiss accrual loan book to that of UBS, resulting in a reclassification of CHF 133.9 billion from level 2 to level 3.